Accounts Receivable, Net - Changes in Allowance for Doubtful Debts (Detail) - Allowance for credit losses [member] ¥ in Millions	12 Months Ended
Dec. 31, 2017 CNY (¥)
Disclosure of financial assets [line items]
At beginning of year	¥ 3,402
Impairment losses for doubtful debts	1,962
Accounts receivable written off	(1,522)
At end of year	¥ 3,842